Organization and Summary of Significant Accounting Policies (Details 3) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Common shares equivalents, outstanding	27,430,594	18,685,872	24,273,668	18,817,702
Convertible Preferred Stock
Common shares equivalents, outstanding	15,290,988	16,939,013	16,550,275	16,616,250
Warrants
Common shares equivalents, outstanding	5,796,843	470,939	3,653,443	470,939
Stock Awards
Common shares equivalents, outstanding	554,000	402,500	554,000	857,093
Options
Common shares equivalents, outstanding	2,188,258	873,420	1,690,758	873,420
Convertible Notes
Common shares equivalents, outstanding	3,600,505	0	1,825,192